Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Statement Of Income Captions [Line Items]
Share-based compensation expense	¥ (57,981,487)	$ (8,433,058)	¥ (64,055,851)	¥ (22,133,620)
General and administrative	(255,867,298)	(37,214,353)	(183,673,832)	(108,786,166)
Interest and investment income, net	35,740,334	5,198,216	4,210,903	1,857,328
Other non-interest income	(40,321,415)	(5,864,507)	(1,220,980)	(9,581,142)
Foreign exchange loss, net	(90,771,459)	(13,202,161)	(7,176,838)	(9,651,304)
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(11,319,279)	(1,646,321)	(20,676,273)	(4,805,183)
Net income before income taxes	2,649,046,731	385,287,867	2,420,004,823	703,493,068
Income tax expense	(157,730,518)	(22,940,952)	(255,546,003)	(126,840,450)
Net income attributable to Qudian Inc.’s shareholders	2,491,316,213	362,346,915	2,164,458,820	576,652,618
Foreign currency translation adjustment	33,089,222	4,812,628	(77,947,461)
Total comprehensive income	2,524,405,435	367,159,543	2,086,511,359	576,652,618
Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Share-based compensation expense	(55,734,443)	(8,106,239)	(66,522,766)	(22,133,620)
General and administrative	(26,615,449)	(3,871,057)	(7,263,250)
Interest and investment income, net	9,919,513	1,442,733	6,189,009
Other non-interest income	5,701,978	829,318
Foreign exchange loss, net	(92,089,724)	(13,393,895)
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	2,549,589,488	370,822,411	2,315,454,720	598,786,238
Net income before income taxes	2,390,771,363	347,723,271	2,247,857,713	576,652,618
Net income attributable to Qudian Inc.’s shareholders	2,390,771,363	347,723,271	2,247,857,713	576,652,618
Foreign currency translation adjustment	284,529,171	41,383,052	(329,387,410)
Total comprehensive income	¥ 2,675,300,534	$ 389,106,323	¥ 1,918,470,303	¥ 576,652,618